Subsequent events (Details) - Subsequent Event [Member]	1 Months Ended
Apr. 29, 2020 shares
Subsequent events (Details) [Line Items]
Employee performance based shares	574,188
Restricted Stock Units (RSUs) [Member]
Subsequent events (Details) [Line Items]
Employee performance based shares	606,750